SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2021
SHORT-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

Short-term bank borrowings consisted of the following at September 30, 2021:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Bank of China	5,650,000	876,866	2021-08-30	2022-08-26	5.27%
Bank of China	4,250,000	659,590	2021-09-06	2022-09-01	5.27%
China Merchants Bank	7,000,000	1,086,383	2021-05-25	2021-11-24	4.55%
China Merchants Bank	5,000,000	775,988	2021-05-31	2021-11-24	4.55%
China Merchants Bank	4,000,000	620,790	2021-06-09	2021-11-24	4.55%
Industrial Bank	6,000,000	931,185	2021-02-01	2022-02-01	5.22%
Industrial Bank	7,000,000	1,086,383	2021-02-02	2022-01-26	5.22%
China Minsheng Bank	45,000,000	6,983,890	2021-03-24	2022-03-20	4.50%
China Minsheng Bank	9,000,000	1,396,778	2021-03-26	2022-03-20	4.50%
China Minsheng Bank	3,000,000	465,593	2021-03-31	2022-03-20	4.50%
China Minsheng Bank	4,000,000	620,790	2021-05-18	2022-05-18	4.50%
China Minsheng Bank	5,000,000	775,988	2021-06-17	2022-06-10	3.50%
China Minsheng Bank	5,000,000	775,988	2021-08-12	2022-08-11	3.50%
China Minsheng Bank	5,000,000	775,988	2021-06-21	2022-06-23	3.50%
CZBANK	980,000	152,094	2020-12-16	2021-11-18	5.50%
CZBANK	1,000,000	155,198	2021-07-15	2022-04-07	5.60%
CZBANK	4,600,000	713,909	2020-12-14	2021-11-11	5.50%
CZBANK	2,140,000	332,123	2020-11-25	2021-11-09	5.50%
CZBANK	1,960,000	304,187	2020-11-17	2021-11-02	5.80%
CZBANK	1,275,000	197,877	2020-11-18	2021-11-04	5.80%
CZBANK	2,000,000	310,395	2020-12-16	2021-11-16	5.50%
CZBANK	2,000,000	310,395	2021-04-13	2022-04-11	6.00%
Bank of Communications	7,000,000	1,086,383	2021-07-15	2022-07-06	4.65%
Total	137,855,000	21,394,761

Short-term bank borrowings consisted of the following at September 30, 2020:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Agricultural Bank - Longwan Branch	1,300,000	191,469	7/1/2020	6/1/2021	5.10%
Agricultural Bank - Longwan Branch	3,000,000	441,852	2/28/2020	2/1/2021	2.85%
Agricultural Bank - Longwan Branch	5,750,000	846,883	7/9/2020	7/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,000,000	883,704	8/10/2020	8/1/2021	5.10%
Agricultural Bank - Longwan Branch	6,190,000	911,688	11/4/2019	11/1/2020	5.66%
Agricultural Bank - Longwan Branch	7,580,000	1,116,413	8/14/2020	8/13/2021	5.10%
Agricultural Bank - Longwan Branch	8,000,000	1,178,273	11/13/2019	11/11/2020	5.66%
Agricultural Bank - Longwan Branch	8,700,000	1,281,372	12/23/2019	12/1/2020	5.70%
Bank of China	4,250,000	625,957	9/7/2020	9/2/2021	5.27%
Bank of China	5,750,000	846,883	9/3/2020	8/31/2021	5.27%
China Merchants Bank	16,500,000	2,430,187	12/13/2019	12/20/2020	4.55%
Industrial Bank	1,000,000	147,284	6/2/2020	3/2/2021	5.50%
Industrial Bank	1,900,000	279,840	12/26/2019	12/26/2020	5.22%
Industrial Bank	3,000,000	441,852	11/1/2019	10/21/2020	6.00%
Industrial Bank	5,000,000	736,420	10/30/2019	10/30/2020	6.00%
Industrial Bank	5,000,000	736,420	10/31/2019	10/26/2020	6.00%
China Minsheng Bank	2,800,000	412,395	6/11/2020	6/11/2021	5.80%
China Minsheng Bank	3,000,000	441,852	6/12/2020	6/12/2021	5.80%
CZBANK	550,000	81,006	4/9/2020	11/26/2020	6.00%
CZBANK	1,105,000	162,749	4/13/2020	11/20/2020	6.00%
CZBANK	1,580,000	232,709	4/16/2020	11/23/2020	6.00%
CZBANK	2,140,000	315,188	4/10/2020	12/10/2020	6.00%
CZBANK	2,970,000	437,434	4/10/2020	1/6/2021	6.00%
CZBANK	4,610,000	678,980	4/17/2020	12/24/2020	6.00%
CZBANK	1,980,000	291,622	4/13/2020	10/23/2020	6.00%
Bank of Communications	3,300,000	486,037	2/13/2020	2/9/2021	6.15%
Bank of Communications	5,000,000	736,425	2/11/2020	2/9/2021	6.15%
Total	117,955,000	17,372,894

Schedule of carrying values of pledged assets to secure short-term borrowings

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2021	2020
Accounts receivable	$2,053,490	$1,829,454
Buildings, net	4,508,834	4,409,238
Land use rights, net	419,721	411,067
Machinery, net	92,761	95,078
Inventory	2,793,556	2,651,113
Total	$9,868,362	$9,395,950